Offerings	Aug. 18, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% The Dow Chemical Co Notes Due August 15, 2030
Maximum Aggregate Offering Price	$ 4,867,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 745.14
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% The Dow Chemical Co Notes Due August 15, 2035
Maximum Aggregate Offering Price	$ 3,516,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 538.30
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.350% The Dow Chemical Co Notes Due August 15, 2055
Maximum Aggregate Offering Price	$ 8,549,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,308.85
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended.